INCOME TAXES (DETAILS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Tax Examination [Line Items]
Income before income taxes	$ 767	$ 411	$ 370
HONG KONG [Member]
Income Tax Examination [Line Items]
Income before income taxes	649	366	779
CHINA [Member]
Income Tax Examination [Line Items]
Income before income taxes	$ 118	$ 45	$ (409)